Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees (Details) - Dec. 31, 2022 - Property Management Fees
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Line Items]
2023	¥ 2,240	$ 325
2024	6,112	886
2025	5,351	776
2026	3,752	544
2027 and thereafter	28,851	4,183
Future minimum payments under non-cancelable agreements	¥ 46,306	$ 6,714